ACQUISITION - Description (Details) - USD ($)			12 Months Ended
	May 01, 2021	Apr. 01, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration			$ 95,418,000
Two-Year Earnout is met
Business Acquisition [Line Items]
Base payment of contingent consideration			10,000,000.0
Multiplier for calculating incremental contingent consideration in tier one revenue amount			1,000,000.0
Multiplier for calculating incremental contingent consideration in tier two revenue amount			1,000,000.0
Revenue increment that exceeds tier one threshold revenues in calculating contingent consideration payments			10,000,000.0
Revenue increment that exceeds tier two threshold revenues in calculating contingent consideration payments			2,500
Tier one threshold revenues			1,000,000.0
Tier two threshold revenues			20,000,000.0
Three-Year Earnout is met
Business Acquisition [Line Items]
Base payment of contingent consideration			10,000,000.0
Multiplier for calculating incremental contingent consideration in tier one revenue amount			1,000,000.0
Multiplier for calculating incremental contingent consideration in tier two revenue amount			1,000,000.0
Revenue increment that exceeds tier one threshold revenues in calculating contingent consideration payments			30,000,000.0
Revenue increment that exceeds tier two threshold revenues in calculating contingent consideration payments			2,500
Tier one threshold revenues			1,000,000.0
Tier two threshold revenues			$ 60,000,000.0
Unsplash
Business Acquisition [Line Items]
Cash consideration		$ 95,400,000
Unsplash | Two-Year Earnout is met
Business Acquisition [Line Items]
Earnout period	2 years
Tailing period in calculating contingent consideration payments	12 months
Threshold revenues in calculating contingent consideration payments	$ 10,000,000.0
Unsplash | Three-Year Earnout is met
Business Acquisition [Line Items]
Earnout period	3 years
Tailing period in calculating contingent consideration payments	12 months
Threshold revenues in calculating contingent consideration payments	$ 30,000,000.0